Called up share capital	12 Months Ended
Mar. 31, 2021
Called up share capital
Called up share capital

 17. Called up share capital

Called up share capital is the number of shares in issue at their par value. A number of shares were allotted during the year in relation to employee share schemes.

Accounting policies

Equity instruments issued by the Group are recorded at the amount of the proceeds received, net of direct issuance costs.

		2021		2020
	Number	€m	Number	€m
Ordinary shares of 20 20⁄ 21 US cents each allotted, issued and fully paid:[1,2,3]
1 April	28,815,914,978	4,797	28,815,258,178	4,796
Allotted during the year	920,800	0	656,800	1
31 March	28,816,835,778	4,797	28,815,914,978	4,797

Notes:

1	At 31 March 2021 there were 50,000 (2020: 50,000) 7% cumulative fixed rate shares of £1 each in issue.
2

At 31 March 2021 the Group held 592,642,309 (2020: 2,043,750,434) treasury shares with a nominal value of €99 million (2020: €340 million). The market value of shares held was €918 million (2020: €2,610 million). During the year, 63,830,400 (2020: 49,629,851) treasury shares were reissued under Group share schemes.

3

On 5 March 2019 the Group announced the placing of subordinated mandatory convertible bonds totalling £1.72 billion with a 2 year maturity date in 2021 and £1.72 billion with a 3 year maturity date due in 2022. During the year, 1,426,788,937 treasury shares were issued in settlement of tranche 1 of the maturing subordinated mandatory convertible bond. The remaining bonds are convertible into a total of 1,426,793,872 ordinary shares with a conversion price of £1.2055 per share. For further details see note 21 “Borrowings”.